Summary of Significant Accounting Policies - Additional Information (Detail) - KRW (₩) ₩ in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of summary of significant accounting policies [Line Items]
Loans and receivables		₩ 21,268,107	₩ 19,277,709
Held-to-maturity financial assets		5,211	2,470
Available-for-sale financial assets		1,978,115	2,514,924
Financial assets at fair value through profit or loss		67,021
Equity investment that is classified as available-for-sale		56,782	73,108
Reserves		(682,556)	(143,985)
Retained earnings		42,974,658	41,125,712
Non-controlling interests		3,666,334	₩ 3,430,441
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of summary of significant accounting policies [Line Items]
Reserves		(401,344)
Retained earnings		368,612
Non-controlling interests		(19,545)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of summary of significant accounting policies [Line Items]
Retained earnings		(71,066)
Non-controlling interests		(59,060)
Equity investments [member]
Disclosure of summary of significant accounting policies [Line Items]
Equity investment that is classified as available-for-sale		₩ 1,730,753
Increase (decrease) due to changes in accounting policy [member] | Increase (decrease) due to application of IFRS 9 [member] | Financial assets impaired [member]
Disclosure of summary of significant accounting policies [Line Items]
Retained earnings	₩ (32,732)
Increase in loss allowance	66,637
Non-controlling interests	(19,545)
Increase (decrease) due to changes in accounting policy [member] | Increase (decrease) due to application of IFRS 15 [member] | Construction Revenue [Member]
Disclosure of summary of significant accounting policies [Line Items]
Retained earnings	(949)
Non-controlling interests	(156)
Increase (decrease) due to changes in accounting policy [member] | Increase (decrease) due to application of IFRS 15 [member] | Shipping And handling [Member]
Disclosure of summary of significant accounting policies [Line Items]
Retained earnings	452
Non-controlling interests	628
Increase (decrease) due to changes in accounting policy [member] | Increase (decrease) due to application of IFRS 15 [member] | Sales [Member]
Disclosure of summary of significant accounting policies [Line Items]
Retained earnings	(2,773)
Non-controlling interests	88
Increase (decrease) due to changes in accounting policy [member] | Increase (decrease) due to application of IFRS 15 [member] | Manufacturing Services Revenue [Member]
Disclosure of summary of significant accounting policies [Line Items]
Retained earnings	(1,188)
Non-controlling interests	(1,115)
Increase (decrease) due to changes in accounting policy [member] | Increase (decrease) due to application of IFRS 15 [member] | Cost of sales [member]
Disclosure of summary of significant accounting policies [Line Items]
Retained earnings	(2,855)
Non-controlling interests	(1,512)
Increase (decrease) due to changes in accounting policy [member] | Increase (decrease) due to application of IFRS 15 [member] | Construction costs [Member]
Disclosure of summary of significant accounting policies [Line Items]
Retained earnings	(63,753)
Non-controlling interests	(56,993)
Increase (decrease) due to changes in accounting policy [member] | Equity investments [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of summary of significant accounting policies [Line Items]
Reserves	(401,344)
Retained earnings	₩ 401,344